Stockholders’ Deficiency	12 Months Ended
Apr. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders’ Deficiency

11.	Stockholders’ Deficiency:

The authorized capital of the Company consists of 2,250,000,000 common shares par value $0.00001 per share and 5,000,000 preferred shares par value $0.00001 per share. Effective June 20, 2011, the Company’s equity was reverse-split on a one-for-ten basis. All common share, preferred share, warrant and stock option figures disclosed herein are reported on a post reverse-split basis.

Preferred A Shares

On August 28, 2009, the Company issued 2,200 Series A convertible preferred shares (the “Preferred A Shares”), with a stated value of $100 for gross proceeds of $2,200,000 and convertible into common shares at $0.07 per common share.

The Preferred A Shares carried a cumulative quarterly dividend of 5% payable in cash or, at the Company’s discretion, of 7.5% payable in additional Preferred A Shares. At July 30, 2010, the Company had declared a total of $301,069 (April 30, 2010 - $218,795) of accumulated dividends. On July 30, 2010, the Company exchanged 2,200 Preferred A Shares and $301,069 of accumulated dividends for $2,501,069 of Junior Notes through a transaction with existing shareholders. Dividends were calculated at 15% pursuant to the Preferred Share Subscription Agreement as the Company was in default on paying dividends as they came due on a quarterly basis. In conjunction with the exchange, the Company recorded a deemed dividend of $537,533 to shareholders for the difference between the $1,963,536 carrying value of the preferred shares and the $2,501,069 fair value of the convertible note on the exchange date.

(c)	Preferred B Shares:

The Company has 29,500 Preferred B Shares authorized.

On June 7, 2011, the Company issued 17,599 Series B convertible preferred shares (the “Preferred B Shares”), with a stated value of $100 for gross cash proceeds of $1,759,900 and convertible into common shares at $0.20 per common share.

The Preferred B Shares carried a cumulative quarterly dividend of 5% payable in cash or, at the Company’s discretion, of 150% of the 5% dividend payable in additional Preferred B Shares. As at April 30, 2012, 2011 and 2010, the Company had declared a total of $367,004, $nil and $nil, respectively, of accumulated dividends. A portion of the dividends were calculated at 15% (instead of 5%) pursuant to the Preferred B Share Subscription Agreement as the Company did not make the dividend payment when it became due on a quarterly basis.